May 1, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:Variable Annuity Account XI
File Nos.:  333-84159 and 811-09517
Post Affective Amendment Numbers: 13 and 14

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account XI does not differ from that contained in Post-Effective Amendment No. 13 under the Securities Act of 1933 and Post-Effective Amendment No. 14 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 27, 2012.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

Chris Swickard
Vice President, Associate General Counsel and Assistant Secretary
Security Benefit Life Insurance Company

One Security Benefit Place  •  Topeka, Kansas 66636-0001